TOEWS UNCONSTRAINED INCOME FUND

Ticker Symbol: TUIFX

TOEWS HEDGED HIGH YIELD BOND FUND

Ticker Symbol: THHYX

each a series of NORTHERN LIGHTS FUND TRUST

Supplement dated January 9, 2014, to the Prospectus and Statement of Additional Information dated August 28, 2013.

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TOEWS UNCONSTRAINED INCOME FUND

Effective immediately, the first paragraph of each section of the Prospectus, as supplemented November 6, 2013, describing the Toews Unconstrained Income Fund entitled: "Principal Investment Strategies," is hereby amended and restated to read as follows:

Principal Investment Strategies:  Under normal circumstances, the Fund will invest primarily in income-producing securities.  The Fund's adviser seeks to achieve the Fund's primary investment objective by investing in:  (1) exchange traded funds and open-end investment companies ("Underlying Funds") that primarily invest in or are otherwise exposed to domestic or foreign debt instruments, including developed or emerging market high-yield debt instruments; (2) derivative instruments, including futures contracts, forward contracts and credit default swaps; (3) U.S. or foreign fixed-income securities, including developed or emerging market fixed income securities (of any rating and varying maturities), structured notes and exchange traded notes ("ETNs"); (4) preferred stocks; and (5) mortgage-related fixed income instruments of varying maturities (such as mortgage pass-through securities; collateralized mortgage obligations; mortgage-backed securities; asset-backed securities; senior, subordinated and junior subordinated mortgage notes and mortgage dollar rolls).  The Fund may invest in mortgage-related fixed income instruments indirectly through special purpose vehicles, such as limited liability companies, that invest in mortgage-related fixed income instruments.  The Fund may also invest a portion of its assets in private placement offerings, including mortgage-related fixed income instruments, which may be illiquid.  The Fund's secondary objective is to limit risk during unfavorable market conditions, and when the adviser determines such conditions exist, the Fund will take a defensive position and/or be allocated 100% to U.S. Treasuries or short-term fixed income securities, U.S. or foreign cash or cash equivalents.

Effective immediately, the section of the summary Prospectus describing the Toews Unconstrained Income Fund entitled: "Principal Investment Risks," is hereby amended and restated to include the following:

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Mortgage-Backed, Asset-Backed and Mortgage-Related Instruments Risk: The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed and mortgage-related securities are susceptible maturity risk because issuers of securities are able to prepay principal due on these securities, particularly during periods of declining interest rates.  Subordinated mortgage-related instruments are considered speculative, subject to liquidity risk and severe losses in the event of default by a borrower.

Effective immediately, the section of the statutory Prospectus, which is shared by all Toews Funds, entitled: "Principal Investment Risks," is hereby amended and restated to include the following:

Mortgage-Backed, Asset-Backed and Mortgage-Related Instruments Risk: MBS, ABS and mortgage-related instruments are subject to certain risks. The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Subordinated mortgage-related instruments are considered speculative, subject to liquidity risk and severe losses in the event of default by a borrower.  Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. MBS and mortgage-related instruments are susceptible maturity risk because issuers of securities held by the Fund are able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns to the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. Prepayment risk as well as the risk that the structure of certain MBS and mortgage-related instruments may make their reaction to interest rates and other factors difficult to predict, making their prices volatile. Generally, rising interest rates tend to be associated with longer MBS and mortgage-related instrument maturities because borrower prepayment rates tend to decline when rates rise. As a result, in a period of rising interest rates, MBS and mortgage-related instruments may exhibit additional volatility, known as extension risk. ABS also are subject to maturity risk, although to a much smaller degree.

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TOEWS HEDGED HIGH YIELD BOND FUND

Effective immediately, the first paragraph of each section of the Prospectus describing the Toews Hedged High Yield Bond Fund entitled: "Principal Investment Strategies," is supplemented with the following additional information:

Principal Investment Strategies:  The Fund also invests in mortgage-related fixed income instruments of varying maturities (such as mortgage pass-through securities; collateralized mortgage obligations; mortgage-backed securities; asset-backed securities; senior, subordinated and junior subordinated mortgage notes and mortgage dollar rolls).  The Fund may invest in mortgage-related fixed income instruments indirectly through special purpose vehicles, such as limited liability companies, that invest in mortgage-related fixed income instruments.  The Fund may also invest a portion of its assets in private placement offerings, including mortgage-related fixed income instruments, which may be illiquid.  The Fund's secondary objective is to limit risk during unfavorable market conditions, and when the adviser determines such conditions exist,  the Fund will take a defensive position and/or be allocated 100% to U.S. Treasuries or short-term fixed income securities, U.S. or foreign cash or cash equivalents.

Effective immediately, the summary section of the Prospectus describing the Toews Hedged High Yield Bond Fund entitled: "Principal Investment Risks," is supplemented with the following additional information:

•

Mortgage-Backed, Asset-Backed and Mortgage-Related Instruments Risk: The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed and mortgage-related securities are susceptible maturity risk because issuers of securities are able to prepay principal due on these securities, particularly during periods of declining interest rates.  Subordinated mortgage-related instruments are considered speculative, subject to liquidity risk and severe losses in the event of default by a borrower.

Effective immediately, the section of the statutory Prospectus, which is shared by all Toews Funds, entitled: "Principal Investment Risks," is hereby amended and restated to include the following:

Mortgage-Backed, Asset-Backed and Mortgage-Related Instruments Risk: MBS, ABS and mortgage-related instruments are subject to certain risks. The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Subordinated mortgage-related instruments are considered speculative, subject to liquidity risk and severe losses in the event of default by a borrower.  Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. MBS and mortgage-related instruments are susceptible maturity risk because issuers of securities held by the Fund are able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns to the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. Prepayment risk as well as the risk that the structure of certain MBS and mortgage-related instruments may make their reaction to interest rates and other factors difficult to predict, making their prices volatile. Generally, rising interest rates tend to be associated with longer MBS and mortgage-related instrument maturities because borrower prepayment rates tend to decline when rates rise. As a result, in a period of rising interest rates, MBS and mortgage-related instruments may exhibit additional volatility, known as extension risk. ABS also are subject to maturity risk, although to a much smaller degree.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information Supplement dated November 6, 2013 as well as the Prospectus and Statement of Additional Information, dated August 28, 2013.  These documents provide information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Fund toll-free at 1-877-558-6397.

Please retain this Supplement for future reference.